Investments in associates and joint ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Assets	$ 73,485	$ 71,940
Liabilities	(56,125)	(51,383)
BCE's share of net assets	341	323
BCE’s share of net liabilities	0	(252)
Revenues	24,409	24,673
Net earnings	375	2,327
BCE’s share of net losses	(247)	(581)
Total for all joint ventures | Total for all associates
Disclosure of associates [line items]
BCE's share of net assets	341	323
BCE’s share of net liabilities	0	(252)
BCE’s share of net losses	(237)	(553)
Associates and Joint Ventures
Disclosure of associates [line items]
Assets	1,531	4,050
Liabilities	(796)	(3,875)
Total net assets	735	175
Revenues	2,426	2,722
Expenses	(2,906)	(3,832)
Net earnings	$ (480)	$ (1,110)